Summary of Material Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of Material Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Depreciation is calculated using the straight-line method to allocate depreciable amounts over their estimated useful lives. The estimated useful lives are as follows:
Plant and machinery	2 – 10 years
Office equipment	2 – 5 years
Computer systems	2 – 5 years
Renovation	2 – 5 years
Tester and tools	2 – 10 years
Motor vehicles	5 years
Leasehold premises	Over the lease term of 3 – 6 years